Additional Disclosures on Financial Instruments	6 Months Ended
Jun. 30, 2023
Additional Disclosures on Financial Instruments
Additional Disclosures on Financial Instruments

18.Additional Disclosures on Financial Instruments

The following tables disclose the carrying amounts of each class of financial instruments held by the Group together with its corresponding fair value:

Financial instruments, analyzed by classes and categories

			June 30, 2023
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	120,387	n/a
Fixed term deposit	AC	60,094	n/a
Non-current security deposits	AC	3,451	3,110
Security deposits	AC	109	n/a
Total financial assets		184,041
Financial liabilities, by class
Trade and other payables (non-current)	AC	1,850	1,829
Current trade and other payables	AC	38,226	n/a
Non-current other liabilities	AC	19	19
Current other financial liabilities	AC	1,004	n/a
Warrants:
Level 1	FVTPL	3,085	3,085
Level 2	FVTPL	1,722	1,722
Level 3	FVTPL	287,237	287,237
Total financial liabilities		333,143

Financial instruments, analyzed by classes and categories

			December 31, 2022
In € thousand	Category	Carrying amount	Fair value
Financial assets, by class
Cash and cash equivalents	AC	179,581	n/a
Fixed term deposit	AC	19,987	n/a
Non-current security deposits	AC	3,386	3,265
Security deposits	AC	2,594	n/a
Total financial assets		205,548
Financial liabilities, by class
Non-current trade and other payables	AC	3,483	3,239
Current trade and other payables	AC	33,658	n/a
Non-current other liabilities	AC	21	21
Current other financial liabilities	AC	4	n/a
Warrants:
Level 1	FVTPL	1,162	1,162
Level 2	FVTPL	649	649
Level 3	FVTPL	24,456	24,456
Total financial liabilities		63,433

The group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels at the end of the reporting period. There were no transfers between levels 1, 2 and 3 for recurring fair value measurements during the period.

The fair values of the non-current security deposits are in level 2 and are determined as the principal balance discounted using market - based risk-free interest rate curves.

The fair values of non-current trade and other payables measured at AC are determined as expected cash flows discounted using market-based credit risk adjusted interest rate curves that are applicable for the Group and specific for the residual term of each financial liability. These fair values would be classified in level 3 due to the Group's risk profile.

The Public Warrants are traded in an active market and are therefore classified as level 1 of the fair value hierarchy. The Private Warrants have been classified as level 2 of the fair value hierarchy, however as the Private Warrants have the same characteristics as the Public Warrants, the same price has been used to determine their fair value.

The Group engages external, independent, valuation specialists to determine the fair value of the Group’s RDO & 2022 PIPE Warrants, together with the May 2023 Warrants. The Group has internal processes in place to review the qualifications of the valuation specialists and the results from the valuation. The RDO & 2022 PIPE Warrants and the May 2023 Warrants were classified as level 3 of the fair value hierarchy, due to the inputs used to determine the fair value of these warrants. The fair value has been determined using a Monte Carlo simulation in a risk neutral framework. The primary inputs into the simulation included the following: closing price of a Class A Share as of June 30, 2023, expected stock price volatility for the expected term, term, risk-free rate and dividend yield. The May 2023 Warrants include an additional funding clause, which as at June 30, 2023 was considered likely to be triggered in the next two years based on management’s expectation.

At initial recognition, the RDO & 2022 PIPE Warrants contain a strike price reduction clause that has not been explicitly modelled, since the indication of the triggering event was deemed remote at issuance and at the end of FY2022. As a result of the issuance of the May 2023 Warrants in May 2023, the anti-dilution clause of the RDO & 2022 PIPE Warrants was triggered and resulted in a reduction of the strike price of the RDO & 2022 PIPE Warrants from $1.30 to $1.00. Since the likelihood of future issuances of new warrants with a lower strike price is deemed to be very low, the clause was not explicitly modelled within the valuation model at the reporting date.

The expected stock price volatility was based on Lilium N.V. implied volatilities of 79% (December 31, 2022: 70%) which was derived from the price of LILMW and applied to RDO & 2022 PIPE Warrants. The May 2023 Warrants’ volatility was adjusted to 69% to reflect a more established status of the Company and Class A Shares at the long-term expiry. The term input used is equal to the initial 4 years from date of issuance of the RDO & 2022 PIPE Warrants and 15 years from date of issuance of the May 2023 Warrants less the time passed since issuance. The risk-free discount rates are bootstrapped out of USD Secured Overnight Financing Rate (“SOFR”) par swap rates. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. As of June 30, 2023, the Group has used a probability of receiving the Additional Funding Amount of 85% by the end of 2024 for the valuation of the May 2023 Warrants. If for each of the annual conditional probabilities of the Additional Funding Amount an absolute shift of +/- 10% was assumed, the impact to the fair value would have been (€6,795 thousand)/ €5,794 thousand. The tables below show the sensitivity analysis for the RDO & 2022 PIPE Warrants and the May 2023 Warrants (“Level 3 Warrants”):

June 30, 2023
	Relative shift in	Fair value	Effect on financial
in € thousand	share price	warrant	result
Base	—	287,237	—
Up	10%	323,479	(36,242)
Down	(10)%	251,118	36,118

June 30, 2023
	Absolute shift in	Fair value	Effect on financial
in € thousand	base volatility	warrant	result
Base	—	287,237	—
Up	10%	290,383	(3,146)
Down	(10)%	283,728	3,508

December 31, 2022
	Relative shift in	Fair value	Effect on financial
in € thousand	share price	warrant	result
Base	—	24,456	—
Up	10%	28,316	(3,861)
Down	(10)%	21,023	3,432

December 31, 2022
	Absolute shift in	Fair value	Effect on financial
in € thousand	base volatility	warrant	result
Base	—	24,456	—
Up	10%	27,029	(2,574)
Down	(10)%	21,881	2,575

The movements in level 3 fair values are as follows:

Level 3 Warrants
	RDO & 2022	May 2023
In € thousand	PIPE Warrants	Warrants
January 1, 2023	24,456	—
Issuances	—	(82,829)
Settlement of Initial Funding Amount on May 2023 warrants	—	91,811
Changes from fair value remeasurement – Finance expense	25,159	230,133
Foreign exchange effects – Finance income	(582)	(911)
June 30, 2023	49,033	238,204

During the six month period ended June 30, 2023, all amounts recognized in the consolidated statement of operations are unrealized.

During the six month period ended June 30, 2022, there were no Level 3 instruments outstanding.